UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2018

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.9%
Financials - 24.4%
Banks - 9.3%
Credicorp Ltd.	37,330	$7,653,397
HDFC Bank Ltd.	316,630	8,804,757
Svenska Handelsbanken AB-Class A SHS	335,820	5,073,670
Swedbank AB-Class A	284,900	7,889,315

		29,421,139

Capital Markets - 4.3%
London Stock Exchange Group PLC	110,990	5,698,887
Partners Group Holding AG	11,668	7,921,382

		13,620,269

Consumer Finance - 2.4%
Bharat Financial Inclusion Ltd. (a)	516,670	7,506,427

Insurance - 5.8%
AIA Group Ltd.	1,241,000	9,187,497
Prudential PLC	372,475	8,913,516

		18,101,013

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	305,905	8,109,757

		76,758,605

Information Technology - 18.2%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	87,511	1,313,081

Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	46,270	7,991,292
Tencent Holdings Ltd.	178,300	7,795,399

		15,786,691

Semiconductors & Semiconductor Equipment - 12.8%
ams AG (a)	104,684	7,601,062
ASML Holding NV	32,590	5,568,902
Disco Corp.	30,100	6,134,540
Infineon Technologies AG	305,210	7,695,078
NXP Semiconductors NV (a)	50,420	5,701,998
Taiwan Semiconductor Manufacturing Co., Ltd.	1,045,000	7,484,771

		40,186,351

		57,286,123

Industrials - 13.6%
Building Products - 4.6%
Cie de Saint-Gobain	78,327	4,666,727
Kingspan Group PLC	80,784	3,435,320
Kingspan Group PLC (London)	153,766	6,523,509

		14,625,556

Commercial Services & Supplies - 0.3%
China Everbright International Ltd.	662,000	834,209

Company	Shares	U.S. $ Value
Electrical Equipment - 5.5%
Schneider Electric SE (Paris) (a)	87,640	$7,631,784
Vestas Wind Systems A/S	109,740	9,864,066

		17,495,850

Industrial Conglomerates - 3.2%
Siemens AG (REG)	70,980	10,015,946

		42,971,561

Consumer Staples - 9.2%
Food & Staples Retailing - 1.7%
Tsuruha Holdings, Inc.	44,600	5,332,639

Food Products - 1.9%
Nestle SA (REG)	72,994	6,127,207

Household Products - 4.1%
Pigeon Corp.	133,600	4,567,215
Reckitt Benckiser Group PLC	55,837	5,101,720
Unicharm Corp.	138,900	3,181,557

		12,850,492

Personal Products - 1.5%
Godrej Consumer Products Ltd.	330,040	4,639,527

		28,949,865

Consumer Discretionary - 6.8%
Auto Components - 4.5%
Delphi Automotive PLC	79,830	7,855,272
Valeo SA	83,760	6,215,060

		14,070,332

Household Durables - 1.7%
Panasonic Corp.	382,900	5,556,636

Multiline Retail - 0.6%
Don Quijote Holdings Co., Ltd.	52,500	1,962,329

		21,589,297

Health Care - 6.5%
Health Care Equipment & Supplies - 2.0%
Essilor International SA	50,016	6,198,859

Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	255,772	3,940,842

Pharmaceuticals - 3.2%
Roche Holding AG	31,735	8,112,105
Vectura Group PLC (a)	1,470,810	2,097,022

		10,209,127

		20,348,828

Utilities - 3.5%
Multi-Utilities - 0.6%
Suez	101,656	1,856,124

Water Utilities - 2.9%
Beijing Enterprises Water Group Ltd. (a)	7,580,000	6,130,170

Company	Shares			U.S. $ Value
Cia de Saneamento Basico do Estado de Sao Paulo		279,200		$2,933,797

				9,063,967

				10,920,091

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Deutsche Telekom AG (REG)		344,300		6,429,565
Telekomunikasi Indonesia Persero Tbk PT		9,207,500		3,202,179

				9,631,744

Materials - 2.4%
Chemicals - 2.4%
Chr Hansen Holding A/S		64,270		5,517,100
Umicore SA		24,150		1,999,274

				7,516,374

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
SM Prime Holdings, Inc.		5,643,800		3,831,438

Total Common Stocks (cost $184,724,691)				279,803,926

SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (b)(c)(d) (cost $20,415,211)		20,415,211		20,415,211

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/02/17	CHF	20		20,676
(0.938)%, 10/02/17	SEK	217		26,606
(0.75)%, 10/02/17	DKK	187		29,624
0.15%, 10/02/17	CAD	– 0	–*	1
6.25%, 10/02/17	ZAR	– 0	–*	4
BNP Paribas, Paris
0.005%, 10/03/17	HKD	221		28,267
Sumitomo, Tokyo
(0.556)%, 10/02/17	EUR	29		34,028
(0.23)%, 10/02/17	JPY	8,398		74,633
0.05%, 10/02/17	GBP	166		222,542

Total Time Deposits (cost $439,346)				436,381

Total Short-Term Investments (cost $20,854,557)				20,851,592

Total Investments - 95.5% (cost $205,579,248) (e)				300,655,518
Other assets less liabilities - 4.5%				14,110,658

Net Assets - 100.0%				$314,766,176

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	22,669	USD	378	11/15/17	$(12,127)
Bank of America, NA	SEK	5,960	USD	741	11/15/17	7,164
Bank of America, NA	USD	6,929	CNY	46,195	11/15/17	29
Bank of America, NA	USD	2,281	EUR	1,934	11/15/17	9,740
Bank of America, NA	USD	2,762	RUB	168,662	11/15/17	139,870
Barclays Bank PLC	CNY	7,322	USD	1,082	11/15/17	(16,634)
Barclays Bank PLC	INR	188,554	USD	2,906	11/15/17	36,529
Barclays Bank PLC	JPY	61,801	USD	569	11/15/17	18,638
Barclays Bank PLC	USD	997	GBP	737	11/15/17	(7,595)
Barclays Bank PLC	USD	2,114	INR	136,352	11/15/17	(38,631)
Barclays Bank PLC	USD	4,199	JPY	470,905	11/15/17	(5,041)
Barclays Bank PLC	USD	11,262	KRW	12,673,871	11/15/17	(189,766)
Barclays Bank PLC	ZAR	19,404	USD	1,449	11/15/17	26,087
BNP Paribas SA	AUD	4,781	USD	3,766	11/15/17	18,170
Brown Brothers Harriman & Co.	EUR	2	USD	2	11/15/17	4
Brown Brothers Harriman & Co.	EUR	8,556	USD	10,135	11/15/17	(1,036)
Brown Brothers Harriman & Co.	GBP	233	USD	312	11/15/17	(812)
Brown Brothers Harriman & Co.	USD	2,575	HKD	20,091	11/15/17	112
Citibank, NA	BRL	9,640	USD	3,043	10/03/17	(817)
Citibank, NA	USD	3,043	BRL	9,640	10/03/17	913
Citibank, NA	CNY	54,740	USD	8,119	11/15/17	(91,974)
Citibank, NA	INR	1,883,137	USD	29,264	11/15/17	606,113
Citibank, NA	USD	11,324	AUD	14,311	11/15/17	(104,785)
Citibank, NA	USD	18,169	CAD	22,998	11/15/17	267,904
Citibank, NA	USD	3,449	GBP	2,605	11/15/17	46,654
Citibank, NA	USD	18,694	JPY	2,055,091	11/15/17	(393,460)
Citibank, NA	USD	2,629	MXN	47,927	11/15/17	(15,729)
Citibank, NA	USD	6,503	ZAR	87,298	11/15/17	(100,801)
Credit Suisse International	BRL	9,640	USD	3,044	10/03/17	144
Credit Suisse International	USD	3,043	BRL	9,640	10/03/17	817
Credit Suisse International	USD	3,032	BRL	9,640	11/03/17	(1,385)
Credit Suisse International	EUR	1,880	USD	2,259	11/15/17	31,896
Credit Suisse International	USD	4,464	CHF	4,319	11/15/17	8,761
Credit Suisse International	USD	4,821	SEK	39,261	11/15/17	10,791
Credit Suisse International	USD	4,551	SEK	36,587	11/15/17	(48,458)
Deutsche Bank AG	CAD	626	USD	504	11/15/17	2,053
Goldman Sachs Bank USA	USD	1,795	HKD	14,019	11/15/17	1,346
JPMorgan Chase Bank, NA	USD	441	INR	28,947	11/15/17	(161)
JPMorgan Chase Bank, NA	TWD	10,502	USD	346	11/22/17	32
Royal Bank of Scotland PLC	JPY	71,610	USD	645	11/15/17	6,992
Royal Bank of Scotland PLC	USD	4,262	AUD	5,347	11/15/17	(70,351)
Standard Chartered Bank	EUR	750	USD	896	11/15/17	7,222
Standard Chartered Bank	HKD	47,074	USD	6,031	11/15/17	(1,841)
Standard Chartered Bank	SEK	72,781	USD	9,009	11/15/17	51,128
Standard Chartered Bank	USD	8,809	GBP	6,751	11/15/17	249,642
Standard Chartered Bank	USD	1,403	NOK	11,063	11/15/17	(12,296)
State Street Bank & Trust Co.	CHF	8,238	USD	8,521	11/15/17	(10,660)
State Street Bank & Trust Co.	JPY	128,641	USD	1,171	11/15/17	25,628

						$450,019

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $99,429,668 and gross unrealized depreciation of investments was $(3,903,379), resulting in net unrealized appreciation of $95,526,289.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

11.0%	India
8.9%	Japan
8.8%	France
8.0%	Germany
7.7%	United Kingdom
7.6%	China
7.4%	Switzerland
5.1%	Denmark
4.3%	Sweden
3.8%	Netherlands
3.3%	Ireland
3.1%	Hong Kong
2.6%	United States
11.5%	Other
6.9%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Austria, Belgium, Brazil, Indonesia, Peru, Philippines and Taiwan.

AB International Growth Fund, Inc.

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,653,397		$69,105,208		$	– 0	–	$76,758,605
Information Technology	13,693,290		43,592,833			– 0	–	57,286,123
Industrials	3,435,320		39,536,241			– 0	–	42,971,561
Consumer Staples	– 0	–	28,949,865			– 0	–	28,949,865
Consumer Discretionary	7,855,272		13,734,025			– 0	–	21,589,297
Health Care	2,097,022		18,251,806			– 0	–	20,348,828
Utilities	2,933,797		7,986,294			– 0	–	10,920,091
Telecommunication Services	– 0	–	9,631,744			– 0	–	9,631,744
Materials	– 0	–	7,516,374			– 0	–	7,516,374
Real Estate	– 0	–	3,831,438			– 0	–	3,831,438
Short-Term Investments:
Investment Companies	20,415,211		– 0	–		– 0	–	20,415,211
Time Deposits	– 0	–	436,381			– 0	–	436,381

Total Investments in Securities	58,083,309		242,572,209	†		– 0	–	300,655,518
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,574,379			– 0	–	1,574,379

Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,124,360)			– 0	–	(1,124,360)

Total^	$58,083,309		$243,022,228		$	– 0	–	$301,105,537

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.
^	An amount of $15,202,374 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.-Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$18,296	$15,441	$13,322	$20,415	$39

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed-Income Shares,

Inc.-Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$– 0 –	$530	$530	$– 0 –	$– 0 –*

*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2017